GMO Implementation Fund Annual Fund Operating Expenses - GMO Implementation Fund	Feb. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
GMO Implementation Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Component1 Other Expenses	0.38%
Component3 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.47%	[1],[2]
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.41%

[1]	Excludes extraordinary, non-recurring expense incurred during the fiscal year ended February 28, 2025. Had the extraordinary expense been reflected, "Other expenses" would have been higher by 0.63%.
[2]	The amount includes interest expense and borrowing costs for investments sold short, and dividend expenses incurred by the Fund as a result of short sales. “Other expenses” (before addition of interest expense and borrowing costs for investments sold short, and dividend expenses on short sales), interest expense and borrowing costs for investments sold short, and dividend expenses on short sales were approximately 0.09%, less than 0.01% and 0.38%, respectively. "Dividend and interest expense on short sales" reflects interest expense and dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).
[3]	GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.02% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. This reimbursement will continue through at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.